Commitments Guarantees Product Warranties And Other Loss Contingencies Disclosure - Summary Of Purchase Commitments (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Commitments Guarantees Product Warranties And Other Loss Contingencies Disclosure [Abstract]
2023	$ 245
2024	174
2025	95
2026	86
2027	40
Thereafter	40
Total	$ 680